Related party transactions (Tables)	12 Months Ended
Dec. 31, 2025
Related party transactions [abstract]
Summary of transactions between related parties	The total revenue recognized from each related party is shown in the table below:

	For the year ended December 31,
	2025	2024	2023
Volvo Cars	217,885	101,299	86,460
Ziklo Bank AB	95,864	107,553	46,319
Polestar Times Technology	38,543	67,451	—
Other related parties	—	10	5,895
Total revenue from related parties	352,292	276,313	138,674
% of total revenue	11.5%	13.6%	5.9%
The total purchases of goods, services and other for each related party is shown in the table below:

	For the year ended December 31,
	2025	2024	2023
Volvo Cars	1,298,933	1,330,998	2,341,970
Geely	1,199,505	877,908	252,888
Other related parties	18,771	13,204	7,693
Total	2,517,209	2,222,110	2,602,551
The amounts recorded in the following respective line items are presented in their corresponding explanatory notes Note 18 - Trade receivables and other receivables, Note 26 - Loans and borrowings, Note 12 - Leases, Note 20 - Other assets, Note 23 - Trade payables, Note 24 - Accrued expenses and Note 25 - Other liabilities to these Consolidated Financial Statements.

	As of December 31, 2025
	Volvo Cars	Geely[1]	Polestar Times Technology	Other related parties	Total
Amounts due from related parties
Trade receivables and other receivables[2]	104,996	77,017	29	15,755	197,797
Other assets	—	2,834	—	—	2,834
Total	104,996	79,851	29	15,755	200,631
Amounts due to related parties
Loans and borrowings	(1,020,230)	(935,440)	—	(65,994)	(2,021,664)
Trade payables	(497,386)	(492,808)	—	(1,807)	(992,001)
Accrued expenses	(160,522)	(88,713)	(53)	(4,851)	(254,139)
Lease liabilities	(72,821)	—	—	—	(72,821)
Other liabilities	(8,098)	—	—	(3,484)	(11,582)
Total	(1,759,057)	(1,516,961)	(53)	(76,136)	(3,352,207)
1 - Under the PS4 technology license agreements and manufacturing and vehicle supply agreements signed between Polestar and Geely entities, Polestar agreed to pay Geely compensation if it did not meet minimum sales volumes established in the agreements. In 2024 there was a volume deficit and, as of December 31, 2024, Polestar recognized an accrued expense of $7,647 and $37,397 for the technology license agreements and manufacturing and vehicle supply agreements respectively. In June, 2025, Polestar and Geely signed Notices on Volume Deficit Compensation for 2024 in which it was acknowledged by both parties that a portion of the compensation was not payable by Polestar as it was related to volume deficit which was due to supplier issues and other delays for which Polestar was not responsible. As a result, as of December 31, 2025, Polestar recognized a reversal of other cost of sales of $29,779. The remaining amount of $15,265 was waived by Geely and recognized as other contributed capital.
2 - In 2025, the Group recognized an impairment loss of $4,457 under the expected credit loss model on trade receivables from a related party, in connection with PS5‑related asset sales.

	As of December, 31, 2024
	Volvo Cars	Geely	Polestar Times Technology	Other related parties	Total
Amounts due from related parties
Trade receivables and other receivables	21,713	42,316	3,445	13,209	80,683
Other assets	—	2,713	—	—	2,713
Total	21,713	45,029	3,445	13,209	83,396
Amounts due to related parties
Loans and borrowings	(1,022,746)	(402,539)	—	(55,343)	(1,480,628)
Trade payables	(430,828)	(357,984)	(1)	(1,733)	(790,546)
Accrued expenses	(79,470)	(143,066)	(10,015)	(3,997)	(236,548)
Lease liabilities	(73,430)	—	—	—	(73,430)
Other liabilities	(37,269)	—	—	(2,375)	(39,644)
Total	(1,643,743)	(903,589)	(10,016)	(63,448)	(2,620,796)